Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets

	Archived images	Developed technology	Brand names	Securities trading licenses and trading right	Total
	US$	US$	US$	US$	US$
Net carrying amount as of January 1, 2021	—	—	—	1,957	1,957
Exchange realignment	—	—	—	(11)	(11)

Net carrying amount as of December 31, 2021	—	—	—	1,946	1,946

Recognized upon acquisition of L’Officiel (Note 33(b))	497	—	91,797	—	92,294
Recognized upon acquisition of AMTD Digital (Note 33(b))	—	4,632	176	—	4,808
Amortization during the period	—	(713)	(13)	—	(726)
Disposal of subsidiaries	—	—	—	(1,946)	(1,946)
Exchange realignment	3	6	582	—	591

Net carrying amount as of December 31, 2022	500	3,925	92,542	—	96,967

Recognized upon acquisition of The Art Newspaper SA (Note 33(a))	—	—	25,392	—	25,392
Amortization during the year	—	(848)	(9)	—	(857)
Disposal of subsidiaries	—	(2,966)	—	—	(2,966)
Exchange realignment	(1)	(5)	(107)	—	(113)

Net carrying amount as of December 31, 2023	499	106	117,818	—	118,423